Convertible notes payable to a related party (Details) - Convertible notes payable $ / shares in Units, ¥ in Thousands, $ in Thousands	May 13, 2022 USD ($) item $ / shares shares	May 13, 2022 CNY (¥)
Convertible notes payable to a related party
Debt instrument term	12 months
Aggregate principal amount	$ 10,000	¥ 67,871
Interest rate	5.00%
Conversion price	$ 9.50
Number of shares issued upon conversion | shares	1,052,632
Investor
Convertible notes payable to a related party
Number of investors | item	1
Threshold amount of guarantee obligations considered for determination of an event of default | $	$ 100,000
Period following the issuance date of convertible notes payable, to consummate initial public offering of Class A ordinary shares	6 months
Investor | In the event the Company consummates a public offering of Class A ordinary shares that is no more than six (6) months following the issuance date
Convertible notes payable to a related party
Conversion price	$ 10.00
Fair value of underlying ordinary share	$ 10.00
Investor | In the event the Company consummates a public offering of Class A ordinary shares that is more than six (6) months following the issuance date
Convertible notes payable to a related party
Conversion price as a percentage of Initial Conversion Price	95.00%	95.00%
Investor | If the Company fails to consummate a public offering of Class A ordinary shares on or prior to the maturity date
Convertible notes payable to a related party
Written notice period by note holder for redemption of convertible notes payable	10 days
Minimum | Investor
Convertible notes payable to a related party
Written notice period by company for redemption of convertible notes payable	20 days
Maximum | Investor
Convertible notes payable to a related party
Written notice period by company for redemption of convertible notes payable	35 days